Intangible Assets (Details Narrative) - NZD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 2,480	$ 3,399
Increase in post-tax discount rate	2.10%
Decrease in sales growth rate	0.00%
Impact of possible changes in key assumptions used in impairment test calculations	A 2.1% increase in the post-tax discount rate would result in an impairment of $5,604 thousand (31 January 2019: an increase of 2.1% would result an impairment of $951 thousand) against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 0% would result in an impairment of $6,052 thousand (31 January 2019: a reduction to 0% would result an impairment of $1,554 thousand) against the carrying amount of the indefinite-lived brand intangible assets.
Impairment of intangible assets	$ 951
FOH License [Member]
Disclosure of detailed information about intangible assets [line items]
Amount of fair value less costs	$ 1,914
Sales growth rate used to extrapolate cash flow projections	5.00%
Royalty rate	5.00%
Cash flow forecast period	5 years
Post-tax discount rate	10.50%
Growth rate used to extrapolate cash flow projections	2.00%
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Amount of fair value less costs	$ 2,130
Sales growth rate used to extrapolate cash flow projections	2.50%		2.50%
Royalty rate	5.00%		5.00%
Cash flow forecast period	5 years		5 years
Growth rate used to extrapolate cash flow projections	2.00%		2.00%
US Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate	10.50%		10.50%
NZ Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate	11.75%		11.75%
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 200